Financial Instruments and Related Risk Management (Summary of Maximum Exposure to Credit Risk) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 6,241	$ 5,998
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	701	853
Receivables from Customers[Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 5,540	$ 5,145